SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Customers	$ 2,039	$ 1,487
Expected credit losses	(15)	(10)
Trade Receivables, net	$ 2,024	$ 1,477